Financial Risk Management - Schedule of Composition of Financial Instruments by Currency (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 29,347	$ 6,694	$ 11,585	$ 7,090
Short term bank deposits	21,135	48,035
Trade receivables		2,000
Other current assets (except for prepaid expenses)	51,709	58,458
Assets	60,678	65,689
Composition of Monetary Balances [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	29,347	6,694
Short term bank deposits	21,135	48,035
Trade receivables		2,000
Other current assets (except for prepaid expenses)	521	1,447
Assets	51,003	58,176
Accounts payable and accrued expenses	4,137	6,523
Net assets	46,866	51,653
Composition of Monetary Balances [Member] | Dollars [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	26,340	4,781
Short term bank deposits	21,135	48,035
Trade receivables		2,000
Other current assets (except for prepaid expenses)
Assets	47,475	54,816
Accounts payable and accrued expenses	1,966	4,492
Net assets	45,509	50,324
Composition of Monetary Balances [Member] | NIS [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	2,827	1,546
Short term bank deposits
Trade receivables
Other current assets (except for prepaid expenses)	521	1,447
Assets	3,348	2,993
Accounts payable and accrued expenses	2,109	1,973
Net assets	1,239	1,020
Composition of Monetary Balances [Member] | Pound Sterling [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	95	187
Short term bank deposits
Trade receivables
Other current assets (except for prepaid expenses)
Assets	95	187
Accounts payable and accrued expenses		45
Net assets	95	142
Composition of Monetary Balances [Member] | Euro & SEK [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	85	180
Short term bank deposits
Trade receivables
Other current assets (except for prepaid expenses)
Assets	85	180
Accounts payable and accrued expenses	62	13
Net assets	$ 23	$ 167